Per Share Information	12 Months Ended
Jun. 30, 2012
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]

Note 3 – Per Share Information

Basic Earnings per Ordinary Share (“Basic EPS”) is computed by dividing net income by the weighted-average number of Ordinary Shares outstanding. Diluted Earnings per Ordinary Share (“Diluted EPS”) is computed by dividing net income by the weighted-average number of Ordinary Shares, and dilutive Ordinary Share equivalents and convertible securities then outstanding. U.S. GAAP requires the presentation of both Basic EPS and Diluted EPS on the face of the Company’s Statements of Operations. Ordinary Share equivalents totaling 14,400,000 were excluded from the computation of Diluted EPS for the year ended June 30, 2012 and for the period from July 29, 2010 (inception) to June 30, 2011, as their effect on the computation of Diluted EPS would have been anti-dilutive since the net loss per share would decrease.

The following table sets forth the computation of basic and diluted per share information:

	Year Ended June 30, 2012	July 29, 2010 (Inception) to June 30, 2011	July 29, 2010 (Inception) to June 30, 2012
Numerator :
Net (loss):	$(1,205,128)	$(234,508)	$(1,439,636)

Denominator :
Weighted-average Ordinary Shares outstanding	8,533,333	6,688,190	7,648,819

Net (loss) per share:
Basic and diluted	$(0.14)	$(0.04)	$(0.19)